September 19, 2008

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

ATTN: Document Control -- Edgar

RE: RiverSourceVariable Life Separate Account ("Registrant"), Rule 497(j) filing

         RiverSource(R) Variable Universal Life IV/ RiverSource(R) Variable Universal Life IV -- Estate Series (VUL IV)
         File Nos. 333-69777/811-4298

Dear Commissioners:

Registrant certifies that the form of supplement to the Prospectus for VUL IV that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions concerning this filing, please contact Simone Pepper at (612) 671-2847 or me at (612) 671-2237.


Sincerely,

/s/      Rodney J. Vessels
--------------------------
         Rodney J. Vessels
         Assistant General Counsel and Assistant Secretary
         RiverSource Life Insurance Company